Equity-accounted investees - Assets, Liabilities, Revenue and Expenses of Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity-accounted investees [Line Items]
Current assets	$ 6,991,509	$ 4,586,095
Non-current assets	3,827,592	2,594,106
Current liabilities	3,051,547	991,709
Non-current liabilities	2,835,553	2,972,521
Revenue	10,710,578	2,862,315	$ 1,817,191
Net income (loss)	3,914,284	592,205	168,359
Other comprehensive income	14,291	(37,993)	19,266
Comprehensive income	3,928,575	554,212	187,625
Associates
Equity-accounted investees [Line Items]
Current assets	64,197	47,698	75,549
Non-current assets	17,964	16,337	149,940
Current liabilities	28,881	15,163	20,002
Non-current liabilities	2	0	101
Revenue	127,542	95,784	91,511
Net income (loss)	23,180	9,423	2,876
Other comprehensive income	(21)	(34)	2,222
Comprehensive income	23,159	9,389	5,098
Abu Dhabi Fertilizer Industries WWL
Equity-accounted investees [Line Items]
Current assets			29,313
Non-current assets			8,586
Current liabilities			6,706
Non-current liabilities			101
Revenue			6,641
Net income (loss)			(420)
Other comprehensive income			0
Comprehensive income			(420)
Ajay North America
Equity-accounted investees [Line Items]
Current assets	30,455	21,771	18,513
Non-current assets	15,972	15,096	15,749
Current liabilities	10,395	4,421	4,737
Non-current liabilities	2	0	0
Revenue	63,482	47,375	42,920
Net income (loss)	10,919	5,718	4,471
Other comprehensive income	0	0	0
Comprehensive income	10,919	5,718	4,471
Ajay Europe SARL
Equity-accounted investees [Line Items]
Current assets	33,742	25,927	22,032
Non-current assets	1,992	1,241	1,493
Current liabilities	18,486	10,742	7,773
Non-current liabilities	0	0	0
Revenue	64,060	48,409	41,950
Net income (loss)	12,261	3,705	2,058
Other comprehensive income	(21)	(34)	1,736
Comprehensive income	$ 12,240	$ 3,671	3,794
Kore Potash PLC
Equity-accounted investees [Line Items]
Current assets			5,691
Non-current assets			124,112
Current liabilities			786
Non-current liabilities			0
Revenue			0
Net income (loss)			(3,233)
Other comprehensive income			486
Comprehensive income			$ (2,747)